Debt Instruments Eligible as Capital (Tables)	12 Months Ended
Dec. 31, 2023
Debt Instruments Eligible As Capital
Schedule of debt instruments eligible to compose capital

					2023	2022	2021
	Issuance	Maturity	Value (in millions)	Interest Rate (p.a.)
Tier I (1)	nov-18	No Term (Perpetual)	US$1,250	7.250%	6,116,218	6,591,740	7,050,080
Tier II (1)	nov-18	nov/28	US$1,250	6.125%	-	6,580,937	7,038,527
Financial Bills - Tier II (2)	nov-21	nov-31	R$5,300	CDI+2%	7,072,124	6,133,677	5,351,046
Financial Bills - Tier II (2)	dez-21	dez-31	R$200	CDI+2%	266,647	231,264	201,755
Financial Bills - Tier II (2)	out-23	out-33	R$6,000	CDI+1,6%	6,171,978	-	-
Total					19,626,967	19,537,618	19,641,408

Schedule of changes in debt instruments eligible to compose capital

	2023	2022	2021
Balances at the beginning of the fiscal year	19,537,618	19,641,408	13,119,660
Issuance - Tier II	6,000,000	-	5,500,000
Interest payment Tier I (1)	461,186	484,291	505,300
Interest payment Tier II (1)	1,464,586	379,103	449,899
Exchange differences / Others	(614,496)	(105,467)	977,855
Payments of interest - Tier I	(507,291)	(467,099)	(493,071)
Payments of interest - Tier II	(206,683)	(394,618)	(418,235)
Repurchase	(6,507,953)	-	-
Balance at the end of the fiscal year	19,626,967	19,537,618	19,641,408
(1)	Interest remuneration related to Tier 1 and Tier 2 Debt Instruments Eligible as Capital was recorded in the period’s results as “Interest and Similar Expenses” (Note 32).